Supplemental Balance Sheet Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
6.    Supplemental Balance Sheet Information
Property and Equipment
Property and equipment, net as of June 30, 2021 and December 31, 2020 consists of the following:

	June 30, 2021	December 31, 2020
	(in thousands)
Laboratory equipment	$5,337	$4,580
Computer equipment	172	172
Computer software	125	125
Furniture and fixtures	459	384
Leasehold improvements	246	246
Construction in process	158	—

	6,497	5,507
Less: Accumulated depreciation	(2,100)	(1,684)

Property and equipment, net	$4,397	$3,823

Depreciation expense was $0.2 million for each of the three months ended June 30, 2021 and 2020 and $0.4 million and $0.3 million for the six months ended June 30, 2021 and 2020, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of June 30, 2021 and December 31, 2020 include the following:

	June 30, 2021	December 31, 2020
	(in thousands)
Payroll and employee-related costs	$2,046	$2,652
Research and development costs	3,691	2,695
Other	697	793

Total accrued expenses and other current liabilities	$6,434	$6,140

Restricted Cash
As of both June 30, 2021 and June 30, 2020, the Company maintained a restricted cash balance of $2.3 million, all of which was related to security deposits associated with the Company’s facility leases. The cash will remain restricted in accordance with the lease agreements absent the event of a lease termination of modification. The reconciliation of cash and cash equivalents and restricted cash to amounts presented in the condensed consolidated statements of cash flows are as follows:

	June 30, 2021	June 30, 2020
	(in thousands)
Cash and cash equivalents	$50,902	$13,118
Restricted cash	2,279	2,279

Cash, cash equivalents and restricted cash	$53,181	$15,397

6. Supplemental Balance Sheet Information
Property and Equipment
Property and equipment, net as of December 31, 2020 and 2019 consists of the following:

	December 31,
	2020	2019
	(in thousands)
Laboratory equipment	$4,580	$3,823
Computer equipment	172	172
Computer software	125	9
Furniture and fixtures	384	246
Leasehold improvements	246	230

	5,507	4,480

Less: Accumulated depreciation	(1,684)	(1,038)

Property and equipment, net	$3,823	$3,442

Depreciation expense was $0.7 million and $0.6 million for the years ended December 31, 2020 and 2019, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2020 and 2019 include the following:

	December 31,
	2020	2019
	(in thousands)
Payroll and employee-related costs	$2,652	$1,830
Research and development costs	2,695	2,764
Other	793	338

Total accrued expenses and other current liabilities	$6,140	$4,932